RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 8:-	RELATED PARTY TRANSACTIONS

The results of operations from transactions with related parties were as follows:

	Year ended December 31,
	2011	2012	2013
Transactions:

Administrative services	$25	$-	$-

Consulting services *	$76	$41	$-

Interest on convertible note (refer to Note 4)	$244	$621	$-

*
Consulting services provided by the Company in connection with the investment in BioCancell, refer to Note 4. The consulting fees are recorded as on offset in the operating expenses in the statement of operations.